Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	DSI Realty Income Fund X
Entity Central Index Key	0000792989
Document Type	10-Q
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
[EntityCommonStockSharesOutstanding]	31,783
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
ASSETS:
Cash & Equivalents	$ 480,837	$ 447,664
Property Net	2,156,511	2,175,429
Uncollected Rental Revenue	95,759	136,121
Prepaid Advertising	5,764
Other Assets	56,625	56,625
TOTAL	2,795,496	2,815,839
LIABILITIES:
Distribution due to Partners	200,650	200,650
Incentive Management Fee Liability	340,898	328,859
Property Management Fee Liability	312,795	312,906
Deferred Income	37,540	40,717
Accrued Expenses	14,969	18,234
Other Liabilities	218,575	218,799
Total Liabilities	1,125,427	1,120,165
PARTNERS' EQUITY:
General Partners	(125,326)	(125,070)
Limited Partners	1,795,395	1,820,744
Total Partners' Equity	1,670,069	1,695,674
TOTAL	$ 2,795,496	$ 2,815,839

Statements of Income (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
REVENUES:
Self-storage rental income	$ 540,047	$ 536,972
Ancillary operating revenue	59,556	51,679
Interest and other income	5	38
TOTAL	599,608	588,689
EXPENSES:
Depreciation	18,918	1,005
Operating	272,206	283,251
General and administrative	81,293	99,656
General partners' incentive management fee	18,058	18,058
Property management fee	31,695	31,429
Total	422,170	433,399
NET INCOME	177,438	155,290
AGGREGATE INCOME ALLOCATED TO:
General partners	1,774	1,553
Limited partners	175,664	153,737
TOTAL	177,438	155,290
Weighted average limited partnership units outstanding	31,783	31,783
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 5.27	$ 4.84

Statement of Changes in Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Total
BALANCE, Beginning at Dec. 31, 2011	$ (125,070)	$ 1,820,744	$ 1,695,674
Net Income Allocation	1,774	175,664	177,438
Distributions	(2,030)	(201,013)	(203,043)
Balance, Ending at Mar. 31, 2012	$ (125,326)	$ 1,795,395	$ 1,670,069

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 177,438	$ 155,290
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	18,918	1,005
Changes in assets and liabilities:
Other assets	34,598	23,740
Incentive management fee payable to General Partners	12,039	12,038
Property management fees payable	(111)	1,041
Customer deposits and other liabilities	(6,666)	(10,857)
Net cash provided by operating activities	236,216	182,257
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	0	0
Net cash used in investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(203,043)	(203,331)
Payments on capital lease obligations
Net cash used in financing activities	(203,043)	(203,331)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	33,173	(21,074)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	447,664	484,880
CASH AND CASH EQUIVALENTS AT END OF PERIOD	480,837	463,806
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	200,650	200,650

General	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
General

DSI Realty Income Fund X (the "Partnership") is a publicly-held limited partnership organized under the California Uniform Limited Partnership Act pursuant to a Certificate and Agreement of Limited Partnership (hereinafter referred to as "Agreement") dated December 16, 1985 and restated to April 15, 1986. The General Partners are DSI Properties, Inc., a California corporation and RJC Capital Management, LLC and JWC Capital Management, LLC.

DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, Registrant sold thirty-one thousand seven hundred eighty-three (31,783) units of limited partnership interests aggregating Fifteen Million Eight Hundred Ninety One Thousand Five Hundred Dollars ($15,891,500). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions) without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The accompanying unaudited interim financial statements have been prepared by the Partnership's management in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conjunction with the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the unaudited interim financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited interim financial statements reflect all adjustments of a normal and recurring nature which are considered necessary for a fair presentation of the results for the interim periods presented. However, the results of operations for the interim periods are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. These unaudited interim financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Partnership's annual report on Form 10-K for the year ended December 31, 2011.

Reclassifications

Certain amounts previously reported have been reclassified to conform to the current period presentation. The reclassifications were made to change the income statements presentation. The reclassifications had no effect on net income or assets and liabilities.

Significant Accounting Policies

The Partnership has adopted Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. For the three months ended March 31, 2012 and 2011 comprehensive income equaled net income, as the Partnership had no other comprehensive income. As of March 31, 2012 and December 31, 2011, accumulated other comprehensive income was $0.

ASC 825-10 (formerly SFAS 107, “Disclosures about Fair Value of Financial Instruments”) defines financial instruments and requires disclosure of the fair value of financial instruments held by the Partnership. The Partnership considers the carrying amount of cash, accounts receivable, other receivables, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of the standard update does not have a significant impact on its financial position or results of operations.

Property	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Property

Properties owned by the Partnership are all mini-storage facilities. Depreciation is calculated using the straight-line method over the estimated useful life of 20 years. Property under capital leases is amortized over the lives of the respective leases. The total cost of property and accumulated depreciation at March 31, 2012 and December 31, 2011, were as follows:

	March 31, 2012	December 31, 2011
Land	$ 2,076,627	$ 2,076,627
Buildings and improvements	11,011,156	11,011,156
Rental trucks under capital leases	157,604	157,604
Total	13,245,387	13,245,387
Less accumulated depreciation	(11,088,876)	(11,069,958)
Property – net	$ 2,156,511	$ 2,175,429

Net Income Per Limited Partnership Unit	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Net Income Per Limited Partnership Unit	Net income per limited partnership unit is calculated by dividing the net income allocated to the limited partners by the number of limited partnership units outstanding during the period.

Allocation of Profits and Losses	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Allocation of Profits and Losses

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash distributions to limited partners in the fund and the payment of such fee is subordinated to a cumulative return to the limited partners of 8.1% of the offering proceeds.

Related Party Transactions	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions

The Partnership has entered into a management agreement with Dahn to operate its mini-storage facilities. The management agreement provides for a management fee equal to 5% of gross revenue from operations, which is defined as the entire amount of all receipts from the renting or leasing of storage compartments and sale of locks. The management agreement is renewable annually. Dahn earned management fees equal to $31,695 and $31,429, for the three month periods ended March 31, 2012 and 2011, respectively. Amounts payable to Dahn at March 31, 2012 and December 31, 2011 were $312,795 and $312,906, respectively.

Beginning in July 2011, the General Partner, DSI Properties, Inc. performs all tax related work with respect to the Partnership. These services are paid monthly in the amount of $4,221. Tax fees paid to DSI Properties, Inc. for the nine month period ended March 31, 2012 were $12,663.

Subsequent Events	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Subsequent Events

Events subsequent to March 31, 2012, have been evaluated through the date these unaudited interim financial statements were issued to determine whether they should be disclosed to keep the unaudited interim financial statements from being misleading. Management found no subsequent events that should be disclosed.